Note 18 - Financial Instruments and Financial Risk (Details) (USD $)	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Note 18 - Financial Instruments and Financial Risk (Details) [Line Items]
Derivative Asset, Notional Amount	$ 25,000,000	$ 33,000,000
Allowance for Doubtful Accounts Receivable		200,000
Cash and Cash Equivalents, at Carrying Value	323,099,000	109,360,000	74,067,000	122,802,000
Embedded Derivative - Supply Contracts [Member]
Note 18 - Financial Instruments and Financial Risk (Details) [Line Items]
Derivative, Notional Amount	$ 46,000,000	$ 49,000,000